Intangible assets and goodwill (Details 4) - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Jan. 02, 2025 [1]	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Ending Balance (Before impairment)	₩ 190,807,972
Impairment	(130,190,941)
Ending Balance( After impairment)	60,617,031	₩ 191,659,072	₩ 3,267,730
Play F&B Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Ending Balance (Before impairment)	3,267,730
Impairment
Ending Balance( After impairment)	3,267,730
K Enter [Member]
IfrsStatementLineItems [Line Items]
Ending Balance (Before impairment)	168,379,183
Impairment	(126,619,936)
Ending Balance( After impairment)	41,759,247	172,498,015
LAMP [Member]
IfrsStatementLineItems [Line Items]
Ending Balance (Before impairment)	7,188,900
Impairment
Ending Balance( After impairment)	7,188,900	7,188,899
Bidangil [Member]
IfrsStatementLineItems [Line Items]
Ending Balance (Before impairment)	3,322,966
Impairment	(1,504,472)
Ending Balance( After impairment)	1,818,494	3,322,966
Apeitda [Member]
IfrsStatementLineItems [Line Items]
Ending Balance (Before impairment)	3,558,388
Impairment	(1,852,687)
Ending Balance( After impairment)	1,705,701	3,558,387
Anseilen [Member]
IfrsStatementLineItems [Line Items]
Ending Balance (Before impairment)	2,303,422
Impairment
Ending Balance( After impairment)	2,303,422	₩ 2,303,422
Solaire [Member]
IfrsStatementLineItems [Line Items]
Ending Balance (Before impairment)	2,787,383
Impairment	(213,846)
Ending Balance( After impairment)	₩ 2,573,537

[1]	The goodwill of Korean Won 191,659,072 thousand arising from the acquisition is attributable to synergies expected from the combination of operations and the customer base acquired. None of the goodwill recognized is expected to be deductible for income tax purposes.